EXHIBIT 99.1

NISSAN MASTER OWNER TRUST RECEIVABLES, SERIES 2012-B
Monthly Servicer's Statement
for the month ended September 30, 2013

Period	Collection	Accrual	Distribution	Series Allocation Percentage at Month-End	9.05%
From	01-Sep-13	16-Sep-13	15-Oct-13	Floating Allocation Percentage at Month-End	88.04%
To	30-Sep-13	15-Oct-13
Days	29

Description of Collateral		Expected Final	Accumulation	Early Redemption
On the Distribution Date, the Series 2012-B balances were:		Payment Date	Period	Period
		5/15/2014	11/1/2013	No
Notes	$250,000,000.00

Principal Amount of Debt	250,000,000.00
Required Overcollateralization	$64,475,000.00
Required Overcollateralization Increase - MPR < 35%	$0.00
Required Overcollateralization Increase - MPR < 30%	$0.00
Incremental Overcollateralization Amount	$481,653.79
Series Nominal Liquidation Amount	314,956,653.79

Required Participation Amount	$314,956,653.79		Accumulation Account
Excess Receivables	$62,959,513.80		Beginning	-

Total Collateral	$377,916,167.59		Additions	-
			Ending Balance	-
Collateral as Percent of Notes	151.17%

NMOTR Trust Pool Activity
During the past Collection Period, the following activity occurred:
			Distributions to Investors
	NMOTR		Days	29
	Total Pool		LIBOR	0.182300%
Beginning Gross Principal Pool Balance	$4,448,472,655.26		Applicable Margin	0.350000%
Total Principal Collections	$(1,890,019,860.58)			0.532300%
Investment in New Receivables	$2,124,454,278.02
Receivables Added for Additional Accounts	$0.00			Actual	Per $1000
Repurchases	$(2,056,235.20)		Interest	107,199.31	0.11
Principal Default Amounts	$0.00		Principal	-	$0.00
Principal Reallocation	$0.00		Unused Fee	$0.00	$0.00
New Series Issued During Collection Period	$0.00				0.11
Less Net CMA Offset	$(500,371,045.07)
Less Servicing Adjustment	$(4,610,537.29)		Total Due Investors	107,199.31	0.532300%
Ending Balance	$4,175,869,255.14		Servicing Fee	$262,062.50
			Excess Cash Flow	351,863.18
SAP for Next Period	9.05%

Average Receivable Balance	$4,060,664,617.03
Monthly Payment Rate	46.54%		Reserve Account

Interest Collections			Required Balance	$1,875,000.00
During the past collection period, the following activity occurred:			Current Balance	$1,875,000.00
			Deficit/(Excess)	$-
	NMOTR
	Total Pool
Total Interest Collections	$9,050,695.01
Principal Reallocations	0.00
Recoveries on Receivables Written Off	0.00
Total Available	$9,050,695.01